Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
14.	Fair Value Measurements

Financial instruments measured at fair value on a recurring basis.

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:

Marketable securities:
Mutual Funds	$1,437	$-	$-	$1,437
Government debentures	-	5,490	-	5,490
Corporate debentures	-	29,418	-	29,418
	1,437	34,908	-	36,345
Prepaid expenses and other current assets:
Derivative instruments asset - hedging	-	1,449	-	1,449
Long-term investment:
Investment in joint venture	-	-	1,079	1,079

Total financials assets	$1,437	$36,357	$1,079	$38,873

	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Mutual Funds	$1,344	$-	$-	$1,344
Government debentures	-	718	-	718
Corporate debentures	-	18,341	-	18,341

Total financials assets	$1,344	$19,059	$-	$20,403